Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
The changes in the contractual obligation are shown below

The changes in the contractual obligation are shown below:

	2021	2020
Balance at the beginning of the year	166,025	180,522
Revenues recognition upon ore delivery	(45,309)	(28,492)
Remeasurement of revenues based on new reserves (i)	19,580	7,813
Accretion for the year	6,936	6,182
Balance at the end of year	147,232	166,025
Current	33,156	27,132
Non-current	114,076	138,893

i) In September 2021, the Company recognized a remeasurement adjustment in its contractual obligations of silver streaming with a corresponding reduction in revenues for an amount of USD19,312 (December 31, 2020: USD 7,813) and an increase in accretion for an amount of USD1,658, given the higher long-term prices and the updated mining plan for its Cerro Lindo Mining Unit. According to the Company’s silver streaming accounting policy, prices and changes in the life of mine given an update in mining plans are variable considerations and then, the recognized income under the streaming agreement should be adjusted to reflect the updated variables.